GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,608	$ 16,587	$ 16,338
Real Estate Property, net	212,349	216,726	207,690
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,322	12,288	12,104
Real Estate Property, net	162,706	165,981	160,089
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,261	3,268	3,338
Real Estate Property, net	30,736	32,152	28,864
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,025	1,031	896
Real Estate Property, net	$ 18,907	$ 18,593	$ 18,737